PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Schedule of property, equipment and software and related accumulated depreciation and amortization

Property, equipment and software and related accumulated depreciation and amortization are as follows:

	December 31,	December 31,	December 31,
	2020	2021	2021
	RMB	RMB	US$
			(Note 3)
Computers and equipment	4,989,121	215,468,985	33,811,787
Office furniture and fixtures	1,720,139	1,738,419	272,796
Motor vehicles	4,376,821	3,982,228	624,898
Software	10,511,865	10,524,000	1,651,445
Less: accumulated depreciation and amortization	(20,620,844)	(58,733,348)	(9,216,544)
Net book value	977,102	172,980,284	27,144,382